WARRANT AND OPTION LIABILITY (Details - Warrants outstanding and exercisable)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding | shares	3,642,835	3,665,657
Weighted average exercise price | $ / shares	$ 0.99	$ 1.06
Weighted average remaining life (Years)	1 year 11 months 8 days	1 year 3 days
Weighted average volatility	169.00%	227.00%
Weighted average risk free interest rate	3.00%	4.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Expiry date	Oct. 25, 2027	Apr. 13, 2025
Number of warrants outstanding | shares	606,061	631,313
Weighted average exercise price | $ / shares	$ 1.19	$ 1.49
Weighted average remaining life (Years)	1 year 9 months 25 days	3 months 10 days
Weighted average volatility	170.00%	246.00%
Weighted average risk free interest rate	3.00%	4.00%
Warrants 1 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Dec. 03, 2027	Apr. 24, 2025
Number of warrants outstanding | shares	326,263	1,464,646
Weighted average exercise price | $ / shares	$ 1.19	$ 0.99
Weighted average remaining life (Years)	1 year 11 months 1 day	3 months 21 days
Weighted average volatility	169.00%	245.00%
Weighted average risk free interest rate	3.00%	4.00%
Warrants 2 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Dec. 23, 2027	Jan. 17, 2025
Number of warrants outstanding | shares	132,323	505,051
Weighted average exercise price | $ / shares	$ 1.19	$ 0.50
Weighted average remaining life (Years)	1 year 11 months 23 days	18 days
Weighted average volatility	168.00%	119.00%
Weighted average risk free interest rate	3.00%	4.00%
Warrants 3 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Jun. 30, 2028	Oct. 25, 2027
Number of warrants outstanding | shares	167,778	606,061
Weighted average exercise price | $ / shares	$ 1.19	$ 1.19
Weighted average remaining life (Years)	2 years 6 months	2 years 9 months 25 days
Weighted average volatility	170.00%	244.00%
Weighted average risk free interest rate	3.00%	4.00%
Warrants 4 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Dec. 04, 2027	Dec. 03, 2027
Number of warrants outstanding | shares	1,601,005	326,263
Weighted average exercise price | $ / shares	$ 0.89	$ 1.19
Weighted average remaining life (Years)	1 year 11 months 4 days	2 years 11 months 1 day
Weighted average volatility	169.00%	240.00%
Weighted average risk free interest rate	3.00%	4.00%
Warrants 5 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Dec. 12, 2027	Dec. 23, 2027
Number of warrants outstanding | shares	445,286	132,323
Weighted average exercise price | $ / shares	$ 0.89	$ 1.19
Weighted average remaining life (Years)	1 year 11 months 12 days	2 years 11 months 23 days
Weighted average volatility	168.00%	238.00%
Weighted average risk free interest rate	3.00%	4.00%
Warrants 6 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Dec. 18, 2027
Number of warrants outstanding | shares	364,119
Weighted average exercise price | $ / shares	$ 0.89
Weighted average remaining life (Years)	1 year 11 months 15 days
Weighted average volatility	169.00%
Weighted average risk free interest rate	3.00%